UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche LifeCompass 2040 Fund
	Shares	Value ($)

Equity - Equity Funds 71.9%
Deutsche Capital Growth Fund "Institutional" (a)	2,553	200,224
Deutsche Core Equity Fund "Institutional" (a)	127,214	3,287,212
Deutsche EAFE Equity Index Fund "Institutional" (a)	53,656	781,765
Deutsche Emerging Markets Equity Fund "Institutional" (a)	34,537	588,849
Deutsche Equity 500 Index Fund "Institutional" (a)	13,040	2,979,723
Deutsche Global Equity Fund "Institutional"* (a)	47,128	407,185
Deutsche Global Growth Fund "Institutional" (a)	4,823	146,567
Deutsche Global Infrastructure Fund "Institutional" (a)	41,360	607,161
Deutsche Global Small Cap Fund "Institutional" (a)	12,987	567,293
Deutsche Latin America Equity Fund "S" (a)	818	17,431
Deutsche Real Estate Securities Fund "Institutional" (a)	24,434	559,545
Deutsche Real Estate Securities Income Fund "Institutional" (a)	1,718	17,089
Deutsche Small Cap Core Fund "S" (a)	27,861	769,789
Deutsche Small Cap Growth Fund "S" (a)	3,152	103,818
Deutsche Small Cap Value Fund "Institutional" (a)	1,304	35,457
Deutsche World Dividend Fund "Institutional" (a)	9,575	279,598

Total Equity - Equity Funds (Cost $7,326,437)		11,348,706
Equity - Exchange-Traded Funds 5.3%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	2,100	62,118
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	950	42,228
iShares MSCI Pacific ex Japan Fund	11,700	538,551
SPDR Barclays Convertible Securities Fund	2,234	109,935
SPDR S&P Emerging Asia Pacific Fund	900	83,034

Total Equity - Exchange-Traded Funds (Cost $851,004)		835,866
Fixed Income - Bond Funds 17.2%
Deutsche Core Plus Income Fund "Institutional" (a)	22,688	245,261
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	36,377	487,451
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	64,529	638,189
Deutsche Enhanced Global Bond Fund "S" (a)	16,084	145,882
Deutsche Floating Rate Fund "Institutional" (a)	24,563	227,206
Deutsche Global Inflation Fund "Institutional" (a)	28,676	285,898
Deutsche High Income Fund "Institutional" (a)	70,584	340,920
Deutsche Short Duration Fund "S" (a)	18,640	167,200
Deutsche U.S. Bond Index Fund "Institutional" (a)	18,350	182,580

Total Fixed Income - Bond Funds (Cost $2,883,327)		2,720,587
Market Neutral Fund 1.4%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $217,272)	24,891	214,560
Fixed Income - Money Market Fund 5.2%
Central Cash Management Fund, 0.09% (a) (c) (Cost $815,991)	815,991	815,991

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $12,094,031) †	101.0	15,935,710
Other Assets and Liabilities, Net	(1.0)	(152,648)

Net Assets	100.0	15,783,062

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $12,334,890.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $3,600,820.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,106,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $505,580.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2015 is as follows:

Affiliate	Value ($) at August 31, 2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2015
Deutsche Capital Growth Fund	595,237	41,590	423,700	174,254	1,186	40,404	200,224
Deutsche Core Equity Fund	5,728,066	481,212	2,952,000	475,826	26,629	291,683	3,287,212
Deutsche Core Fixed Income Fund	321,687	—	318,194	2,435	352	—	—
Deutsche Core Plus Income Fund	128,523	296,412	174,500	(2,083)	7,618	—	245,260
Deutsche Diversified Market Neutral Fund	375,343	12,100	172,900	(4,052)	—	—	214,561
Deutsche EAFE Equity Index Fund	1,928,637	40,658	1,082,900	167,528	40,658	—	781,765
Deutsche Emerging Markets Equity Fund	1,133,577	32,900	514,900	17,533	10,500	—	588,849
Deutsche Enhanced Commodity Strategy Fund	900,719	78,725	393,800	(71,539)	25,925	—	487,451
Deutsche Enhanced Emerging Markets Fixed Income Fund	868,041	256,407	401,600	(31,410)	25,807	—	638,189
Deutsche Enhanced Global Bond Fund	285,268	12,566	132,700	(6,291)	6,777	2,489	145,882
Deutsche Equity 500 Index Fund	5,596,674	243,788	2,862,800	1,079,272	95,763	148,025	2,979,723
Deutsche Floating Rate Fund	574,110	14,306	351,700	(8,497)	9,306	—	227,206
Deutsche Global Equity Fund	761,728	11,700	363,200	70,296	—	—	407,185
Deutsche Global Growth Fund	292,748	7,626	148,100	38,992	2,126	—	146,567
Deutsche Global Inflation Fund	453,939	50,442	208,200	(6,595)	3,642	—	285,898
Deutsche Global Infrastructure Fund	897,267	201,561	439,300	(9,419)	7,093	40,168	607,161
Deutsche Global Small Cap Fund	1,173,124	104,118	618,800	(64,597)	9,949	73,669	567,293
Deutsche High Income Fund	382,243	213,006	235,000	(11,903)	17,906	—	340,920
Deutsche Latin America Equity Fund	69,289	2,628	38,300	(3,404)	556	1,772	17,431
Deutsche Real Estate Securities Fund	860,083	140,247	436,700	7,743	11,686	53,761	559,545
Deutsche Real Estate Securities Income Fund	26,528	5,101	12,300	(631)	815	1,586	17,089
Deutsche Short Duration Fund	281,689	32,318	141,500	(2,719)	4,318	—	167,200
Deutsche Small Cap Core Fund	1,498,976	70,398	788,900	198,122	—	70,398	769,789
Deutsche Small Cap Growth Fund	194,294	16,670	102,300	(6,099)	—	16,670	103,818
Deutsche Small Cap Value Fund	69,816	5,139	36,800	(10,469)	84	5,055	35,457
Deutsche U.S. Bond Index Fund	360,419	11,592	182,900	(10,767)	6,325	5,232	182,580
Deutsche World Dividend Fund	820,465	8,884	516,000	(21,323)	8,884	—	279,598
Deutsche X-trackers MSCI Europe Hedged Equity ETF	120,032	—	59,568	(3,653)	3,807	11	62,118
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,040	—	24,212	156	4,800	—	42,228
Central Cash Management Fund	118,593	16,025,036	15,327,638	—	—	—	815,991
Total	26,876,155	18,417,130	29,461,412	1,956,706	332,512	750,923	15,204,190

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$11,348,706	$—	$—	$11,348,706
Exchange-Traded Funds	835,866	—	—	835,866
Bond Funds	2,720,587	—	—	2,720,587
Market Neutral Fund	214,560	—	—	214,560
Money Market Fund	815,991	—	—	815,991

Total	$15,935,710	$—	$—	$15,935,710

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2040 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015